Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (52)	$ 436	$ (406)
(Income) loss from discontinued operations, net of tax	(1)	(434)	(59)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	533	591	684
Stock-based compensation	52	31	12
Net (gain) loss on sale of assets	(20)	10	21
(Gain) loss on extinguishment of debt	161	32	(57)
Results relating to equity-accounted investees	27	77	86
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	2	(32)	109
(Increase) decrease in inventories	(61)	(104)	8
Increase (decrease) in accounts payable and accrued liabilities	61	(373)	(237)
Decrease (increase) in other non-current assets	26	51	(157)
Exchange differences	(28)	(128)	353
Other items	22	18	4
Net cash provided by (used for) operating activities	722	175	361
Cash flows from investing activities:
Purchase of identified intangible assets	(29)	(10)	(7)
Capital expenditures on property, plant and equipment	(251)	(221)	(258)
Proceeds from disposals of property, plant and equipment	2	15	31
Proceeds from disposals of assets held for sale		11	8
Purchase of interests in businesses	(2)		(8)
Proceeds from (consideration related to) sale of interests in businesses	26		(60)
Proceeds from return of equity investment	12
Decrease (increase) in non-current assets and deposits	(1)	3	25
Net cash provided by (used for) investing activities	(243)	(202)	(269)
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt		17	8
Amounts drawn under the revolving credit facility	760	200
Repayments under the revolving credit facility	(530)	(600)	(200)
Repurchase of long-term debt	(1,676)	(1,997)	(1,383)
Principal payments on long-term debt	(20)	(10)	(2)
Net proceeds from the issuance of long-term debt	958	1,578	974
Dividends paid to non-controlling interests	(40)	(67)	(2)
Net proceeds from the issuance of common stock			448
Cash proceeds from exercise of stock options	14	10
Purchase of treasury shares	(40)	(57)
Net cash provided by (used for) financing activities	(574)	(926)	(157)
Net cash provided by (used for) continuing operations	(95)	(953)	(65)
Cash flows from discontinued operations:
Net cash provided by (used for) operating activities		20	10
Net cash provided by (used for) investing activities	(45)	791	(17)
Net cash provided by (used for) financing activities		(2)	2
Net cash provided by (used for) discontinued operations	(45)	809	(5)
Net cash provided by (used for) continuing and discontinued operations	(140)	(144)	(70)
Effect of changes in exchange rates on cash positions	14	(21)	(63)
Increase (decrease) in cash and cash equivalents	(126)	(165)	(133)
Cash and cash equivalents at beginning of period	743	908	1,041
Cash and cash equivalents at end of period	617	743	908
Less: cash and cash equivalents at end of period-discontinued operations			10
Cash and cash equivalents at end of period-continuing operations	$ 617	$ 743	$ 898